Stockholders' Equity (Redemption Of Noncontrolling Interests) (Narrative) (Details) (USD $)	12 Months Ended
	Dec. 31, 2012 item	Sep. 15, 2012	Dec. 31, 2011
Financial Instruments Subject to Mandatory Redemption by Settlement Terms [Line Items]
Date of repurchase agreement	Jun. 01, 2012
Number of subsidiaries included in agreement	4
Noncontrolling interest consideration payable	$ 7,657,500
Noncontrolling interest consideration payable, current	2,600,000	5,100,000
Accrued interest payable	385,402		208,435
Liabilities of discontinued operations	53,161,251		67,988,968
Decrease to additional paid-in capital due to excess of consideration paid over carrying amount	2,552,500
Increase due to redemption of other noncontrolling interests	884,258
Noncontrolling Interests [Member]
Financial Instruments Subject to Mandatory Redemption by Settlement Terms [Line Items]
Noncontrolling interest consideration payable	3,757,500
Accrued interest payable	76,575
Liabilities of discontinued operations	$ 3,900,000
Minimum [Member]
Financial Instruments Subject to Mandatory Redemption by Settlement Terms [Line Items]
Interest rate on late payments	1.50%
Maximum [Member]
Financial Instruments Subject to Mandatory Redemption by Settlement Terms [Line Items]
Interest rate on late payments	2.50%